UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investors Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE

DIVERSIFIED LARGE CAP GROWTH FUND

FORM N-Q

JANUARY 31, 2010

Legg Mason ClearBridge Diversified Large Cap Growth Fund

Schedule of Investments (unaudited)	January 31, 2010

Shares	Security	Value
COMMON STOCKS - 97.9%
CONSUMER DISCRETIONARY - 10.1%
Internet & Catalog Retail - 3.0%
21,760	Amazon.com Inc. *	$2,728,921

Media - 2.7%
98,670	Cablevision Systems Corp., New York Group, Class A Shares	2,529,899

Multiline Retail - 1.9%
33,845	Target Corp.	1,735,233

Specialty Retail - 2.5%
106,200	Lowe’s Cos. Inc.	2,299,230

	TOTAL CONSUMER DISCRETIONARY	9,293,283

CONSUMER STAPLES - 15.9%
Beverages - 6.1%
45,140	Coca-Cola Co.	2,448,845
25,700	Dr. Pepper Snapple Group Inc.	710,862
41,834	PepsiCo Inc.	2,494,143

	Total Beverages	5,653,850

Food & Staples Retailing - 5.0%
54,575	CVS Caremark Corp.	1,766,593
53,850	Wal-Mart Stores Inc.	2,877,205
	Total Food & Staples Retailing	4,643,798
Household Products - 4.1%
30,935	Colgate-Palmolive Co.	2,475,728
20,635	Procter & Gamble Co.	1,270,085
	Total Household Products	3,745,813
Personal Products - 0.7%
20,330	Avon Products Inc.	612,746
	TOTAL CONSUMER STAPLES	14,656,207
ENERGY - 4.8%
Energy Equipment & Services - 3.0%
15,480	Transocean Ltd. *	1,311,775
90,320	Weatherford International Ltd. *	1,416,218
	Total Energy Equipment & Services	2,727,993
Oil, Gas & Consumable Fuels - 1.8%
10,200	Apache Corp.	1,007,454
16,410	Petroleo Brasileiro SA, ADR	665,753
	Total Oil, Gas & Consumable Fuels	1,673,207
	TOTAL ENERGY	4,401,200
FINANCIALS - 9.3%
Capital Markets - 5.6%
11,610	BlackRock Inc., Class A Shares	2,482,450
147,110	Charles Schwab Corp.	2,690,642
	Total Capital Markets	5,173,092
Insurance - 3.7%
25,220	Prudential Financial Inc.	1,260,748
42,090	Travelers Cos. Inc.	2,132,700
	Total Insurance	3,393,448
	TOTAL FINANCIALS	8,566,540
HEALTH CARE - 18.5%
Biotechnology - 11.7%
46,190	Amgen Inc. *	2,701,191
30,520	Biogen Idec Inc. *	1,640,145

See Notes to Schedule of Investments.

Legg Mason ClearBridge Diversified Large Cap Growth Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Shares	Security	Value
Biotechnology - 11.7% (continued)
44,360	Celgene Corp. *	$2,518,761
47,080	Gilead Sciences Inc. *	2,272,552
44,130	Vertex Pharmaceuticals Inc. *	1,694,592

	Total Biotechnology	10,827,241

Health Care Equipment & Supplies - 1.0%
20,845	Thermo Fisher Scientific Inc. *	961,997

Life Sciences Tools & Services - 1.0%
13,390	Millipore Corp. *	923,508

Pharmaceuticals - 4.8%
45,430	Abbott Laboratories	2,405,064
47,100	Roche Holding AG, ADR	1,975,845

	Total Pharmaceuticals	4,380,909

	TOTAL HEALTH CARE	17,093,655

INDUSTRIALS - 2.1%
Electrical Equipment - 2.0%
104,530	ABB Ltd., ADR *	1,884,676

Professional Services - 0.1%
4,000	Verisk Analytics Inc., Class A Shares *	112,480

	TOTAL INDUSTRIALS	1,997,156

INFORMATION TECHNOLOGY - 35.3%
Communications Equipment - 10.6%
117,575	Cisco Systems Inc. *	2,641,910
98,420	Juniper Networks Inc. *	2,443,769
66,140	QUALCOMM Inc.	2,592,027
32,920	Research In Motion Ltd. *	2,072,643

	Total Communications Equipment	9,750,349

Computers & Peripherals - 3.6%
117,720	EMC Corp. *	1,962,392
52,775	SanDisk Corp. *	1,341,541

	Total Computers & Peripherals	3,303,933

Internet Software & Services - 4.4%
45,790	eBay Inc. *	1,054,086
4,150	Google Inc., Class A Shares *	2,197,093
21,910	SINA Corp. *	792,265

	Total Internet Software & Services	4,043,444

IT Services - 3.5%
128,380	Cia Brasileira de Meios de Pagamento	1,020,779
27,590	Visa Inc.	2,263,208

	Total IT Services	3,283,987

Semiconductors & Semiconductor Equipment - 6.2%
29,450	ASML Holding NV, New York Registered Shares	920,312
156,230	NVIDIA Corp. *	2,404,380
84,140	Texas Instruments Inc.	1,893,150
20,590	Xilinx Inc.	485,512

	Total Semiconductors & Semiconductor Equipment	5,703,354

Software - 7.0%
56,920	Adobe Systems Inc. *	1,838,516
47,970	Citrix Systems Inc. *	1,993,154
52,710	Electronic Arts Inc. *	858,119
62,980	Microsoft Corp.	1,774,776

	Total Software	6,464,565

	TOTAL INFORMATION TECHNOLOGY	32,549,632

See Notes to Schedule of Investments.

Legg Mason ClearBridge Diversified Large Cap Growth Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Shares	Security	Value
MATERIALS - 1.9%
Chemicals - 1.9%
23,860	Monsanto Co.	$1,810,497

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $85,940,925)	90,368,170

Face Amount
SHORT-TERM INVESTMENT - 2.3%
Repurchase Agreement - 2.3%
$2,141,000	Interest in $75,444,000 joint tri-party repurchase agreement dated 1/29/10 with Barclays Capital Inc., 0.100% due 2/1/10; Proceeds at maturity - $2,141,018; (Fully collateralized by various U.S. government obligations, 3.250% to 3.500% due 5/31/16 to 2/15/18; Market value - $2,183,823) (Cost - $2,141,000)	2,141,000

	TOTAL INVESTMENTS - 100.2% (Cost - $88,081,925#)	92,509,170
	Liabilities in Excess of Other Assets - (0.2)%	(212,728)

	TOTAL NET ASSETS - 100.0%	$92,296,442

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR	—American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Diversified Large Cap Growth Fund (the “Fund”) is a separate diversified investment series of the Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Common stocks†	$90,368,170	—	—	$90,368,170
Short-term investment†	—	$2,141,000	—	2,141,000

Total investments	$90,368,170	$2,141,000	—	$92,509,170

† See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase

Notes to Schedule of Investments (unaudited) (Continued)

transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,248,294
Gross unrealized depreciation	(6,821,049)

Net unrealized appreciation	$4,427,245

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 23, 2010

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	March 23, 2010